Basis of Presentation and Significant Accounting Policies - Calculation for Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (Loss) from Continuing Operations	$ (121,252)	$ (28,772)	$ (47,095)	$ (15,662)	$ (30,242)	$ (8,852)	$ (68,061)	$ (15,563)	$ (212,781)	$ (122,718)	$ (41,874)
Income (Loss) from Discontinued Operations, Net of Income Taxes	683	955	843	535	558	824	995	953	3,016	3,330	2,341
Numerator:
Net (loss) income	$ (120,569)	$ (27,817)	$ (46,252)	$ (15,127)	$ (29,684)	$ (8,028)	$ (67,066)	$ (14,610)	$ (209,765)	$ (119,388)	$ (39,533)
Denominator:
Weighted average common shares outstanding									23,553	23,359	23,214
Effect of dilutive securities:
Outstanding common stock equivalents									0	0	0
Weighted Average Number of Shares Outstanding, Diluted									23,553	23,359	23,214
Income (Loss) from Continuing Operations, Per Basic Share	$ (5.14)	$ (1.22)	$ (2.01)	$ (0.67)	$ (1.29)	$ (0.38)	$ (2.91)	$ (0.67)	$ (9.04)	$ (5.25)	$ (1.80)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	0.03	0.04	0.04	0.02	0.02	0.04	0.04	0.04	0.13	0.14	0.10
Basic loss per share	(5.11)	(1.18)	(1.97)	(0.65)	(1.27)	(0.34)	(2.87)	(0.63)	(8.91)	(5.11)	(1.70)
Income (Loss) from Continuing Operations, Per Diluted Share	(5.14)	(1.22)	(2.01)	(0.67)	(1.29)	(0.38)	(2.91)	(0.67)	(9.04)	(5.25)	(1.80)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	0.03	0.04	0.04	0.02	0.02	0.04	0.04	0.04	0.13	0.14	0.10
Diluted loss per share	$ (5.11)	$ (1.18)	$ (1.97)	$ (0.65)	$ (1.27)	$ (0.34)	$ (2.87)	$ (0.63)	$ (8.91)	$ (5.11)	$ (1.70)
Excluded outstanding share-based awards having an anti-dilutive effect									1,071	388	717
Convertible Debt Securities
Effect of dilutive securities:
Excluded outstanding share-based awards having an anti-dilutive effect									0	365	2,032